Trade and other receivables (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables from contracts with customers		$ 11,216	$ 10,706
Other current trade receivables		1,510	971
Receivables from participation in joint operations and similar arrangements		529	471
Receivables from equity accounted companies and other related parties		335	1,056
Trade and other receivables	[1]	$ 13,590	$ 13,204

[1]	Disaggregated from the previously reported line-item Trade and other receivables.